ROGÉ PARTNERS FUNDS

November 14, 2011

Securities and Exchange Commission

Judiciary Plaza

100 F Street N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Rogé Partners Funds – Rogé Partners Fund

Post Effective Amendment No. 10 to the Registration Statement on Form N-1A

(File No. 333-114860, CIK No.0001288607)

 Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Rogé Partners Funds (the “Trust”), on behalf of Rogé Partners Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post Effective Amendment No. 10 (SEC Accession No. 0000910472-11-002133) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on October 26, 2011.

Questions related to this filing should be directed to Thomas R. Westle of Blank Rome LLP at (212) 885-5239 or, to the attention of James P. Ash of Gemini Fund Services, LLC at (631) 470-2600.

Very truly yours,

/s/ Steven  Rogé _____

Steven Rogé

President

cc:  Thomas R. Westle, Esq.

cc:  James P. Ash, Esq.